FAIR VALUE MEASUREMENTS - Carrying Values and Fair Values of Company's Unrecognized Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Lending commitments - fixed rate, net [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	$ 17,421	$ 2,446
Estimated unrealized gain (loss)	(73)	11
Lending commitments - floating rate [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount	5,813	926
Estimated unrealized gain (loss)	34	9
Commitments to sell loans [Member]
Carrying values and fair values of the Company's unrecognized financial instruments
Contract or notional amount
Estimated unrealized gain (loss)